SCHEDULE OF FAIR VALUE FORWARD PURCHASE AGREEMENT LIABILITIES (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2024
Assumed in Reverse Recapitalization	49,034
Change in fair value	(39,133)
Termination of agreement	(9,901)
Forward purchase agreement liability at December 31, 2025
Second Equity Line Of Credit Agreement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2024
Change in fair value	600
Forward purchase agreement liability at December 31, 2025	95,662
Initial recognition of liability	$ 95,062